Trading Property (Details 3) - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Trading Property [Line Items]
Trading property, Gross	₪ 92,398	₪ 196,333
Change in provision in respect to PAB	(1,641)	(6,741)
Trading property, Net	90,757	189,592
Chennai (Kadavantara, India) [Member]
Disclosure of Trading Property [Line Items]
Trading property, Gross	7,879	24,564
Bangalore (Aayas, India) [Member]
Disclosure of Trading Property [Line Items]
Trading property, Gross	35,178
Helios Plaza (Athens, Greece) [Member]
Disclosure of Trading Property [Line Items]
Trading property, Gross		2,992
Lodz Plaza (Lodz, Poland) [Member]
Disclosure of Trading Property [Line Items]
Trading property, Gross	4,983	1,618
Krusevac (Krusevac, Serbia) [Member]
Disclosure of Trading Property [Line Items]
Trading property, Gross	1,661	809
Casa radio (Bucharest, Romania) [Member]
Disclosure of Trading Property [Line Items]
Trading property, Gross	41,946	137,117
Constanta (Constanta, Romania) [Member]
Disclosure of Trading Property [Line Items]
Trading property, Gross		3,445
Ciuc (Ciuc, Romania) [Member]
Disclosure of Trading Property [Line Items]
Trading property, Gross		3,842
Timisoara (Timisoara, Romania) [Member]
Disclosure of Trading Property [Line Items]
Trading property, Gross		10,514
Lodz residential (Lodz, Poland) [Member]
Disclosure of Trading Property [Line Items]
Trading property, Gross	415
Kielce (Kielce, Poland) [Member]
Disclosure of Trading Property [Line Items]
Trading property, Gross		4,448
BAS (Romania) [Member]
Disclosure of Trading Property [Line Items]
Trading property, Gross		3,235
Arena Plaza extention (Budapest, Hungary) [Member]
Disclosure of Trading Property [Line Items]
Trading property, Gross	₪ 336	₪ 3,749